PHOENIX-ABERDEEN SERIES FUND
SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                               NOVEMBER 30, 2000

                  PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                OCTOBER 31, 2000

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
   SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                  MAY 1, 2001

                             PHOENIX-ENGEMANN FUNDS
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                 MARCH 15, 2001

                           PHOENIX EQUITY SERIES FUND
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                               DECEMBER 15, 2000

                              PHOENIX-EUCLID FUNDS
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                               FEBRUARY 28, 2001

                 PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                AUGUST 28, 2000

                           PHOENIX INVESTMENT TRUST 97
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                               DECEMBER 15, 2000

                          PHOENIX MULTI-PORTFOLIO FUND
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                 MARCH 30, 2001, AS SUPPLEMENTED APRIL 20, 2001

                           PHOENIX MULTI-SERIES TRUST
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                               FEBRUARY 28, 2001

                      PHOENIX-OAKHURST INCOME & GROWTH FUND
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                AUGUST 28, 2000

                   PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                  MAY 1, 2001

                              PHOENIX-SENECA FUNDS
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                JANUARY 29, 2001

                               PHOENIX SERIES FUND
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                               FEBRUARY 28, 2001

                               PHOENIX-ZWEIG TRUST
  SUPPLEMENT DATED JUNE 27, 2001 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                  MAY 1, 2001

         THE DISCLOSURE IN EACH OF THE ABOVE-LISTED STATEMENTS OF ADDITIONAL INFORMATION IS HEREBY AMENDED TO REFLECT THE REVISED OWNERSHIP STRUCTURE OF THE ADVISERS AND DISTRIBUTOR NAMED THEREIN (SEE "SERVICES OF THE ADVISOR(S)" AND "THE DISTRIBUTOR"). EACH ADVISER AND THE DISTRIBUTOR ARE SUBSIDIARIES OF PHOENIX INVESTMENT PARTNERS, LTD. ("PXP"), AN INDIRECT, WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC. THE PHOENIX COMPANIES, INC. IS A PUBLICLY-TRADED HOLDING COMPANY WHOSE PRINCIPAL OFFICES ARE LOCATED AT ONE AMERICAN ROW, HARTFORD, CONNECTICUT 06115-2520. ALL REFERENCES TO PXP'S PRIOR OWNERSHIP STRUCTURE AND TO PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY ARE HEREBY DELETED.

PXP XXXX (06/01)